Revision of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Revision of Previously Issued Financial Statements

Note 2 — Revision of Previously Issued Financial Statements

On April 12, 2021, the Staff of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a Business Combination, which terms are similar to those contained in the warrant agreement, dated as of March 2, 2021, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 8,494,567 Public Warrants, (ii) the 5,397,828 Private Placement Warrants, and (iii) the Forward Purchase Warrants (See Note 4, Note 5 and Note 8). The Company previously accounted for all Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging; Contracts in Entity’s Own Equity (“ASC 815-40”), the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815-40, the Warrants should be recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the statement of operations in the period of change.

The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to revise the Company’s previously issued audited balance sheet as of March 5, 2021 as previously reported in its Form 8-K.

	As Previously Reported	Adjustment	As Revised
Balance Sheet at March 5, 2021, as restated
Forward Purchase Agreement liability	$—	$53,954	$53,954
Warrant Liability	—	16,576,773	16,576,773
Class A ordinary shares subject to possible redemption	214,639,150	(16,625,000)	198,014,150
Class A ordinary share	104	166	270
Additional paid-in capital	5,024,690	566,360	5,591,050
Accumulated deficit	$(25,438)	$(566,524)	$(591,962)